OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Assets [Abstract]
OTHER ASSETS

4.	OTHER ASSETS

	As at
	December 31, 2017	December 31, 2016
Remediation trust funds - current	$24.0	$—
Remediation trust funds - non-current	87.6	106.5
Prepaid tax assessment	12.2	12.2
	$123.8	$118.7

REMEDIATION TRUST FUNDS
Pengrowth has a contractual obligation to make contributions to an independently managed remediation trust fund that is used to fund the ARO of the SOEP properties and facilities. In 2016, Pengrowth made a monthly contribution to the fund at a rate of $6.64/MMBtu of its share of natural gas production and $13.29/bbl of its share of natural gas liquids production from SOEP. In 2017, the rates decreased to $4.04/MMBtu of Pengrowth's share of natural gas production and $7.59/bbl of Pengrowth's share of natural gas liquids production. The investment in the SOEP fund is classified as fair value through profit or loss. Investment income is recognized when earned and is recorded in other (income) expense.
Pengrowth is expected to spend approximately $24 million in 2018 for its share of the estimated costs of the SOEP abandonment and remediation program. The planned spending will be funded through the remediation trust fund, a portion of which was classified as current asset in the Consolidated Balance Sheet at December 31, 2017.
During the third and fourth quarters of 2017, Pengrowth disposed of its interests in the Judy Creek properties in the Swan Hills area, including associated remediation trust funds totaling approximately $4.8 million.
The following table reconciles Pengrowth’s investment in remediation trust funds for the periods noted below:

Remediation Trust Funds
Balance, December 31, 2015	$79.6
Contributions	26.9
Remediation expenditures	(0.9)
Investment income	3.2
Unrealized gain (loss)	(2.3)
Balance, December 31, 2016	$106.5
Contributions	14.0
Remediation expenditures	(6.6)
Investment income	3.1
Unrealized gain (loss)	(0.6)
Dispositions	$(4.8)
Balance, December 31, 2017	$111.6
PREPAID TAX ASSESSMENT
Pengrowth has certain income tax filings from predecessor entities that are in dispute with tax authorities and has paid $9.5 million and $2.7 million to the Canada Revenue Agency ("CRA") and the Alberta Tax and Revenue Administration, respectively, to formally begin the process of challenging the particular taxation year. Pengrowth believes that its filings to-date are correct and that it will be successful in defending its positions. No provision for any potential income tax liability has been recorded and the $12.2 million prepayment has been recorded as a long term receivable.